(LOSS)/INCOME PER SHARE	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
15.	(LOSS)/INCOME PER SHARE

Basic and diluted (loss)/income per share for each of the years presented are calculated as follows:

	For the year ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Numerator:
Net (loss)/income attributable to RISE Education Cayman Ltd—basic and diluted	(26,285)	53,923	(47,974)	(7,373)
Denominator:
Weighted average number of ordinary shares outstanding- basic and diluted	100,000,000	100,000,000	101,890,411
Basic and diluted (loss)/income per share	(0.26)	0.54	(0.47)	(0.07)

There were no outstanding share options during the years ended December 31, 2015. As at December 31, 2016, the outstanding share options are considered contingently issuable shares. As the exercisability event has not occurred (Note 2, Note 16) at December 31, 2016, the contingently issuable shares, were excluded from the computation of diluted (loss)/income per share for the year ended December 31, 2016.

No adjustment has been made to the basic loss per share amount presented for the year ended December 31, 2017 as the impact of the outstanding share options were anti-dilutive.